UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          March 31,2012
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 101 data records

Form 13F Information Table Value Total:   121384(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1524    16406 SH       Sole                                      16406
AT&T Corp.                     COM              00206r102     1395    41366 SH       Sole                                      41366
Abbott Laboratories            COM              002824100     2165    33052 SH       Sole                      800             32252
Accenture Ltd. Cl A            COM              g1151c101     1278    19217 SH       Sole                     2100             17117
Ace Limited                    COM              h0023r105     1116    13975 SH       Sole                     2150             11825
Alliant Energy Corp.           COM              018802108      266     6046 SH       Sole                                       6046
Altria Group Inc.              COM              02209s103     1191    37865 SH       Sole                                      37865
Amerisourcebergen Corporation  COM              03073e105      221     5100 SH       Sole                      600              4500
Anadarko Petroleum Corporation COM              032511107     2353    31661 SH       Sole                     1700             29961
Apache                         COM              037411105      586     7458 SH       Sole                                       7458
Apple Computer                 COM              037833100     5885    11058 SH       Sole                      225             10833
BHP Billiton Ltd.              COM              088606108      373     4750 SH       Sole                      400              4350
Bank of America Corp           COM              060505104      395    34010 SH       Sole                                      34010
Bank of Montreal               COM              063671101     1662    27108 SH       Sole                                      27108
Barclays Bank Ipath S&P Future COM              06740c188     1192    37445 SH       Sole                                      37445
Barrick Gold                   COM              067901108      213     6080 SH       Sole                                       6080
Berkshire Hathaway Cl. B       COM              084670207      305     3398 SH       Sole                                       3398
Bristol-Myers Squibb Co.       COM              110122108      449    13775 SH       Sole                                      13775
Celgene Corporation            COM              151020104     1552    19768 SH       Sole                     2900             16868
Cenovus Energy Inc             COM              15135u109      775    23085 SH       Sole                     2000             21085
Central Fund of Canada Limited COM              153501101     1020    48500 SH       Sole                                      48500
Central GoldTrust              COM              153546106     4265    67935 SH       Sole                     3945             63990
Chevron Corp.                  COM              166764100     1906    17622 SH       Sole                      800             16822
Chubb Corp.                    COM              171232101     1163    15435 SH       Sole                     2900             12535
Church & Dwight Co.            COM              171340102     1446    26990 SH       Sole                      350             26640
Clarcor Inc                    COM              179895107      226     4712 SH       Sole                                       4712
Clorox Co.                     COM              189054109      263     3586 SH       Sole                                       3586
Coca-Cola Co.                  COM              191216100     3949   108927 SH       Sole                     4800            104127
Colgate Palmolive Co.          COM              194162103     3153    30155 SH       Sole                     1200             28955
Collection House               COM              Q2621Z109       21    20000 SH       Sole                                      20000
ConocoPhillips                 COM              20825c104     3077    53045 SH       Sole                     1800             51245
CopyTele Inc                   COM              217721109        3    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100      860    14875 SH       Sole                                      14875
DNP Select Income Fund         COM              23325p104      444    46800 SH       Sole                    11000             35800
Diageo                         COM              25243q205      215     1840 SH       Sole                                       1840
E. I. du Pont de Nemours       COM              263534109     1246    27700 SH       Sole                                      27700
EMC Corp.                      COM              268648102      669    26405 SH       Sole                     1500             24905
Eldorado Gold Corp.            COM              284902103      194    15000 SH       Sole                                      15000
Exact Sciences Corporation     COM              30063p105      181    17000 SH       Sole                                      17000
Exxon Mobil                    COM              30231G102     3546    40969 SH       Sole                     2000             38969
Fastenal                       COM              311900104      577    12359 SH       Sole                      400             11959
Female Health Co               COM              314462102      108    15000 SH       Sole                                      15000
Firstenergy Corp.              COM              337932107     1340    32085 SH       Sole                                      32085
Fiserv Inc.                    COM              337738108      371     4687 SH       Sole                     1000              3687
Freeport McMoran CP & GLD Cl B COM              35671D857      851    24873 SH       Sole                      200             24673
General Dynamics               COM              369550108     1445    20850 SH       Sole                                      20850
Gilead Sciences Inc.           COM              375558103     1768    24065 SH       Sole                     2950             21115
Glaxosmithkline PLC            COM              37733w105      413     9500 SH       Sole                     1550              7950
Google, Inc.                   COM              38259p508      213      300 SH       Sole                                        300
Halliburton Co.                COM              406216101      397    11420 SH       Sole                                      11420
Harris Cp                      COM              413875105      934    19071 SH       Sole                     2900             16171
Healthcare Services            COM              421906108     1109    47710 SH       Sole                     3950             43760
IBM Corp.                      COM              459200101     3680    19207 SH       Sole                      850             18357
Integrys Energy Group          COM              45822p105     1858    35570 SH       Sole                     1550             34020
Intel Corp.                    COM              458140100     3332   161557 SH       Sole                     3800            157757
Jazz Pharmaceuticals plc       COM              G50871105      606    11376 SH       Sole                     1100             10276
Johnson & Johnson              COM              478160104     3188    45474 SH       Sole                     2650             42824
KLA-Tencor Corp.               COM              482480100      865    18111 SH       Sole                     2600             15511
Lehman Trikes Inc.             COM              525216107        0    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108      393     7952 SH       Sole                                       7952
Lindsay Corporation            COM              535555106      460     5730 SH       Sole                                       5730
MGIC Investment Corp           COM              552848103       27    10000 SH       Sole                                      10000
Market Vectors ETF Tr Gold Min COM              57060u100     1634    35210 SH       Sole                                      35210
McDonalds Corp.                COM              580135101     1947    22071 SH       Sole                                      22071
Mckesson Corp.                 COM              58155Q103     1055    10875 SH       Sole                     1650              9225
Merck & Co., Inc.              COM              58933y105      643    15700 SH       Sole                                      15700
Merge Technologies             COM              589499102      525   212400 SH       Sole                                     212400
Microchip Technology Incorpora COM              595017104     1341    41130 SH       Sole                                      41130
Monsanto Company               COM              61166w101      386     4070 SH       Sole                                       4070
Neogenomics Inc New            COM              64049m209      174    70000 SH       Sole                                      70000
Nestle S A Reg B ADR           COM              641069406     3010    46185 SH       Sole                     2500             43685
Newmont Mining                 COM              651639106     1491    32100 SH       Sole                                      32100
NovaGold Resources Inc.        COM              66987e206      144    31900 SH       Sole                                      31900
Novo-Nordisk a/s adr F         COM              670100205      612     3745 SH       Sole                      700              3045
O'Reilly Automotive, Inc       COM              67103h107     1274    14239 SH       Sole                     1100             13139
Occidental Petroleum Corp.     COM              674599105     1338    17453 SH       Sole                     1050             16403
Oracle Systems Corp.           COM              68389X105     1210    36305 SH       Sole                     2950             33355
Pepsico, Inc.                  COM              713448108     1609    23508 SH       Sole                                      23508
Pfizer, Inc.                   COM              717081103      640    25480 SH       Sole                                      25480
Philip Morris International    COM              718172109      495     5915 SH       Sole                                       5915
Procter & Gamble Co.           COM              742718109     3323    48940 SH       Sole                     2392             46548
Republic Services, Inc.        COM              760759100     1150    39200 SH       Sole                     2650             36550
Rydex ETF Trust Australian Dol COM              23129u101     1435    13770 SH       Sole                     1700             12070
Schlumberger Ltd.              COM              806857108     1806    26060 SH       Sole                                      26060
Sherwin Williams Co.           COM              824348106      210     1363 SH       Sole                      200              1163
Starbucks Corp.                COM              855244109      219     4075 SH       Sole                                       4075
Stericycle Inc                 COM              858912108     2008    21525 SH       Sole                                      21525
Synacor, Inc.                  COM              871561106      151    27600 SH       Sole                                      27600
US Bancorp                     COM              902973304      222     6927 SH       Sole                                       6927
Unilever                       COM              904767704      771    19900 SH       Sole                     3800             16100
United Technologies Corp.      COM              913017109     1338    16315 SH       Sole                     1200             15115
United Therapeutics Corp       COM              91307c102     1011    18910 SH       Sole                     2900             16010
Varian Medical Sys Inc.        COM              92220P105      349     4959 SH       Sole                                       4959
Verizon Communications         COM              92343V104     3570    82485 SH       Sole                     2900             79585
Vista Gold                     COM              927926204      161    59400 SH       Sole                                      59400
Vodafone Group PLC             COM              92857W209     2023    80280 SH       Sole                     5600             74680
Wal-Mart Stores                COM              931142103     3197    46845 SH       Sole                     2400             44445
Wisconsin Energy               COM              976657106      332     9000 SH       Sole                     2000              7000
Yamana Gold, Inc.              COM              98462y100      190    11000 SH       Sole                                      11000
iShares MSCI Singapore Index F COM              464286673     1334    97400 SH       Sole                    14000             83400
iShares S&P Latin America 40 I COM              464287390      426     9700 SH       Sole                      400              9300